Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
1st Source Corporation
Employee Stock Ownership and Profit Sharing Plan

Schedule H, Line 4i - Schedule of Assets
(Held at End of Year)

EIN: 35-1068133	Plan Number: 003
December 31, 2025

	Identity of Issuer, Borrower, Lessor,	Description of			Current
	or Similar Party	Investment		Cost	Value

	Common stock
*	1st Source Corporation	668,724	shares	$22,769,498	$41,788,563

	Mutual funds
	Vanguard 500 Index Fund	89,537	shares	51,016,278	56,573,132
	Vanguard Russell 1000 Growth Index Fund	37,171	shares	31,014,155	34,813,266
	Boston Partners All Cap Value Instl Fund	1,043,118	shares	33,877,930	33,943,069
	Dodge & Cox Income Fund	2,375,973	shares	30,027,556	30,531,252
	Vanguard Wellington Admiral Fund	263,508	shares	20,462,085	20,340,201
	MFS International Growth Fund	417,688	shares	19,775,311	19,831,810
	Vanguard Small-Cap Index Fund	99,228	shares	11,297,172	12,262,574
	Lord Abbett Short Duration Income Fund	2,360,861	shares	9,161,975	9,183,748
	T. Rowe Price Mid-Cap Growth Fund	66,385	shares	6,675,319	6,478,492
	American 2030 Target Date Retire Fund	286,551	shares	5,393,645	5,378,559
	American 2040 Target Date Retire Fund	128,403	shares	2,925,324	2,971,240
	American 2060 Target Date Retire Fund	121,451	shares	2,413,913	2,492,173
	American 2050 Target Date Retire Fund	110,654	shares	2,564,831	2,626,922
	American 2020 Target Date Retire Fund	34,364	shares	497,941	488,996
	American 2010 Target Date Retire Fund	4,229	shares	52,896	51,891
				227,156,331	237,967,325
	Money market funds
	Federated Hermes Government Obligations Fund	8,122,046	shares	8,122,046	8,122,046
	Fidelity Government Cash Reserves	4,637	shares	4,637	4,637
				8,126,683	8,126,683

*	Participant loans	Varying maturity dates through 2040 with interest rates ranging from 5.25% to 10.50%.		—	859,316
				$258,052,512	$288,741,887

*	Indicates party-in-interest to the Plan.